Investments in Associates and Joint Ventures - Reconciles Summary of Financial Information of UHI Carrying Amount (Details) $ in Thousands, $ in Thousands		12 Months Ended
	Dec. 29, 2020	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 MXN ($)
Disclosure of associates [line items]
Investments in associates and joint ventures		$ 26,704,235	$ 22,813,531			$ 9,762,432
UH II
Disclosure of associates [line items]
Ownership interest in associate	10.00%	35.50%	35.90%
Group's share of net assets		$ 21,840,404	$ 2,699,282	$ 1,065,225	$ 135,307
Goodwill		3,881,135	18,724,898
Adjustments for differences in accounting policies		$ 25,721,539	$ 21,424,180